Basis of presentation for the consolidated financial statements - Subsidiaries (Details) $ in Thousands					12 Months Ended
	Apr. 02, 2025 USD ($)	Jan. 14, 2025	Apr. 30, 2024 USD ($) T	Mar. 27, 2024	Dec. 31, 2025	Dec. 31, 2024 USD ($)
SQM Nitratos S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
SQM Nitratos S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					99.9999%
SQM Nitratos S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.0001%
SQM Potasio S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
SQM Potasio S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
SQM Potasio S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
Serv. Integrales De Tránsito Y Transf. S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
Serv. Integrales De Tránsito Y Transf. S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.0003%
Serv. Integrales De Tránsito Y Transf. S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					99.9997%
Isapre Norte Grande Ltda.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
Isapre Norte Grande Ltda. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					1.00%
Isapre Norte Grande Ltda. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					99.00%
Ajay SQM Chile S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					51.00%
Ajay SQM Chile S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					51.00%
Ajay SQM Chile S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
Almacenes y Depósitos Ltda.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
Almacenes y Depósitos Ltda. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
Almacenes y Depósitos Ltda. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
Nova Andino Lito SpA
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					49.9999%
Nova Andino Lito SpA | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
Nova Andino Lito SpA | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					49.9999%
SQM Industrial S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
SQM Industrial S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					99.047%
SQM Industrial S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.953%
Exploraciones Mineras S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
Exploraciones Mineras S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.2691%
Exploraciones Mineras S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					99.7309%
Sociedad Prestadora De Servicios De Salud Cruz Del Norte S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
Sociedad Prestadora De Servicios De Salud Cruz Del Norte S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
Sociedad Prestadora De Servicios De Salud Cruz Del Norte S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
Soquimich Comercial S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					60.6383%
Soquimich Comercial S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
Soquimich Comercial S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					60.6383%
Comercial Agrorama Ltda.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					60.6383%
Comercial Agrorama Ltda. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
Comercial Agrorama Ltda. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					60.6383%
Comercial Hydro S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
Comercial Hydro S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
Comercial Hydro S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
Agrorama S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					60.6383%
Agrorama S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
Agrorama S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					60.6383%
Orcoma Estudios SPA
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
Orcoma Estudios SPA | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
Orcoma Estudios SPA | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
Orcoma SPA
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
Orcoma SPA | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
Orcoma SPA | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
SQM MaG SpA
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					49.9999%
SQM MaG SpA | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
SQM MaG SpA | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					49.9999%
Sociedad Contractual Minera Búfalo
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
Sociedad Contractual Minera Búfalo | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					99.90%
Sociedad Contractual Minera Búfalo | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.10%
SQM Nueva Potasio SpA
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
SQM Nueva Potasio SpA | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					99.8369%
SQM Nueva Potasio SpA | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.1631%
SQM Lab SpA
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
SQM Lab SpA | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
SQM Lab SpA | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
SQM Nueva Industrial III SpA
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
SQM Nueva Industrial III SpA | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					99.05%
SQM Nueva Industrial III SpA | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.95%
SQM North América Corp.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
SQM North América Corp. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					40.00%
SQM North América Corp. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					60.00%
RS Agro Chemical Trading Corporation A.V.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
RS Agro Chemical Trading Corporation A.V.V. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
RS Agro Chemical Trading Corporation A.V.V. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
Nitratos Naturais do Chile Ltda.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
Nitratos Naturais do Chile Ltda. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
Nitratos Naturais do Chile Ltda. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
SQM Corporation N.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
SQM Corporation N.V. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.0002%
SQM Corporation N.V. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					99.9998%
SQM Ecuador S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
SQM Ecuador S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00401%
SQM Ecuador S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					99.996%
SQM Brasil Ltda.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
SQM Brasil Ltda. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.47%
SQM Brasil Ltda. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					99.53%
SQMC Holding Corporation.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
SQMC Holding Corporation. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.10%
SQMC Holding Corporation. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					99.90%
SQM Japan Co. Ltd.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
SQM Japan Co. Ltd. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.1597%
SQM Japan Co. Ltd. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					99.8403%
SQM Europe N.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
SQM Europe N.V. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.58%
SQM Europe N.V. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					99.42%
SQM Indonesia S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					80.00%
SQM Indonesia S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
SQM Indonesia S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					80.00%
SQM Comercial de México S.A. de C.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
SQM Comercial de México S.A. de C.V. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.01%
SQM Comercial de México S.A. de C.V. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					99.99%
SQM Investment Corporation N.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
SQM Investment Corporation N.V. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					1.00%
SQM Investment Corporation N.V. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					99.00%
Royal Seed Trading Corporation A.V.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
Royal Seed Trading Corporation A.V.V. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
Royal Seed Trading Corporation A.V.V. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
SQM France S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
SQM France S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
SQM France S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
Administración y Servicios Santiago S.A. de C.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
Administración y Servicios Santiago S.A. de C.V. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
Administración y Servicios Santiago S.A. de C.V. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
SQM Nitratos México S.A. de C.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
SQM Nitratos México S.A. de C.V. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
SQM Nitratos México S.A. de C.V. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
Soquimich European Holding B.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
Soquimich European Holding B.V. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
Soquimich European Holding B.V. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
SQM Iberian S.A.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
SQM Iberian S.A. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
SQM Iberian S.A. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
SQM África Pty Ltd.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
SQM África Pty Ltd. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
SQM África Pty Ltd. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
SQM Oceanía Pty Ltd.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
SQM Oceanía Pty Ltd. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
SQM Oceanía Pty Ltd. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
SQM Beijing Commercial Co. Ltd.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
SQM Beijing Commercial Co. Ltd. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
SQM Beijing Commercial Co. Ltd. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
SQM Thailand Limited
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					99.998%
SQM Thailand Limited | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
SQM Thailand Limited | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					99.998%
SQM Colombia SAS
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
SQM Colombia SAS | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
SQM Colombia SAS | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
SQM Australia Pty
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
SQM Australia Pty | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
SQM Australia Pty | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
SQM (Shanghai) Chemicals Co. Ltd.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					49.9999%
SQM (Shanghai) Chemicals Co. Ltd. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
SQM (Shanghai) Chemicals Co. Ltd. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					49.9999%
Soquimich LLC
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					49.9999%
Soquimich LLC | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
Soquimich LLC | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					49.9999%
SQM Holland B.V.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
SQM Holland B.V. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
SQM Holland B.V. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
Soquimich Comercial Brasil Ltda.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
Soquimich Comercial Brasil Ltda. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
Soquimich Comercial Brasil Ltda. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
Blue Energy Business and Trade (Shanghai) Co., Ltd.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
Blue Energy Business and Trade (Shanghai) Co., Ltd. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
Blue Energy Business and Trade (Shanghai) Co., Ltd. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
SQM Commercial Peru S.A.C.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage				100.00%	100.00%
SQM Commercial Peru S.A.C. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00001%
SQM Commercial Peru S.A.C. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					99.99999%
SQM India Private Limited
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
SQM India Private Limited | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.0101%
SQM India Private Limited | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					99.9899%
Sichuan Dixin New Energy Co., Ltd.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					49.9999%
Consideration paid (received)	$ 125,675		$ 127,152
Production capacity, tons | T			20,000
Acquisitions through business combinations, intangible assets other than goodwill			$ 8,653			$ 8,653
Liabilities incurred						$ 12,489
Property, plant and equipment	101,357
Intangible assets (including identified intangible assets)	11,384
Cash and cash equivalents	1,093
Current assets	33,056
Total liabilities	$ (21,215)
Sichuan Dixin New Energy Co., Ltd. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
Sichuan Dixin New Energy Co., Ltd. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					49.9999%
SQM (Shanghai) Industrial Co, Ltd.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
SQM (Shanghai) Industrial Co, Ltd. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
SQM (Shanghai) Industrial Co, Ltd. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
Sociedad Quimica y Minera Maroc
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
Sociedad Quimica y Minera Maroc | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
Sociedad Quimica y Minera Maroc | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
SQM Lithium North America Corporation
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					49.9999%
SQM Lithium North America Corporation | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
SQM Lithium North America Corporation | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					49.9999%
SQM Lithium Europe NV
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					49.9999%
SQM Lithium Europe NV | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
SQM Lithium Europe NV | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					49.9999%
SQM Japan Lithium Co. Ltd.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					49.9999%
SQM Japan Lithium Co. Ltd. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
SQM Japan Lithium Co. Ltd. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					49.9999%
Harding Battery Minerals (Novo JV)
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					75.00%
Harding Battery Minerals (Novo JV) | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
Harding Battery Minerals (Novo JV) | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					75.00%
Pirra Lithium Pty Ltd.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage		80.00%			80.00%
Percentage of voting equity interests acquired		40.00%
Pirra Lithium Pty Ltd. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
Pirra Lithium Pty Ltd. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					80.00%
SQM Hellas A.E.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					99.98%
SQM Hellas A.E. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
SQM Hellas A.E. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					99.98%
SQM Canada Inc.
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%
SQM Canada Inc. | Direct
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					0.00%
SQM Canada Inc. | Indirect
Disclosure Of Detailed Information About Subsidiaries [Line Items]
Ownership interest, percentage					100.00%